SCHEDLUE OF COMPONENTS OF LEASE EXPENSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease
Amortization of right-of-use assets	$ 3,503	¥ 24,158
Interest of operating lease liabilities	205	1,414	¥ 23,738	¥ 20,976
Expenses for short-term leases within 12 months and other non-lease component	336	2,315
Total lease cost	$ 4,044	¥ 27,887